Leases (Details) - Schedule of Lease Costs and Finance and Operating Leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Costs And Finance And Operating Leases Abstract
Interest expenses	$ 343	$ 351	$ 336
Operating leases	$ 252	$ 355	$ 97